REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of Activity in Series A and B Convertible Preferred Stock
The following is a rollforward of activity in the Series A Preferred and Series B Preferred accounts from December 31, 2013 to September 30, 2014.

	Series A Preferred			Series B Preferred
	Shares			Shares
	Authorized	Outstanding	Amount	Authorized	Outstanding	Amount
Balance at December 31, 2013	7,300,000	7,250,885	$56,667	6,500,000	6,301,290	$52,414
Payment of dividend	—		(11,932)			(6,615)
Accretion of preferred stock to fair value	—	—	1,195	—	—	(15)
Adjustment of preferred stock to fair value prior to conversion	—	—	(1,170)	—	—	(6,889)
Conversion to common stock	(7,300,000)	(7,250,885)	(44,760)	(6,500,000)	(6,301,290)	(38,895)
Balance at September 30, 2014	—	—	$—	—	—	$—

Following is a rollforward of activity in the Series A Preferred and Series B Preferred accounts during the years ended December 31, 2011, 2012 and 2013.

	Series A Preferred			Series B Preferred
	Shares			Shares
	Authorized	Outstanding	Amount	Authorized	Outstanding	Amount
Balance at December 31, 2010	7,300,000	7,250,885	$42,020	—	—	$—
Issuance of preferred stock	—	—	—	5,249,000	2,624,672	10,000
Issuance costs of preferred stock	—	—	—	—	—	(74)
Accretion or write-up of preferred stock	—	—	3,773	—	—	10,000
Balance at December 31, 2011	7,300,000	7,250,885	45,793	5,249,000	2,624,672	19,926
Issuance of preferred stock	—	—	—	—	638,696	2,433
Issuance costs of preferred stock	—	—	—	—	—	(38)
Accretion or write-up of preferred stock	—	—	4,732	—	—	5,222
Balance at December 31, 2012	7,300,000	7,250,885	50,525	5,249,000	3,263,368	27,543
Issuance of preferred stock	—	—	—	1,251,000	3,037,922	11,574
Accretion or write-up of preferred stock, net	—	—	6,142	—	—	13,297
Balance at December 31, 2013	7,300,000	7,250,885	$56,667	6,500,000	6,301,290	$52,414

Unpaid Dividends for Preferred Stock
There have been no dividends declared on the common stock. Cumulative, unpaid dividends for each respective series of preferred stock are as follows:

	December 31,
	2012	2013
Series A Preferred Stock	$7,237	$10,564
Series B Preferred Stock	1,696	5,136
Total	$8,933	$15,700

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity
 As of December 31, 2013, the holders of Series A Preferred and Series B Preferred are entitled to a number of votes equal to the number of shares of common stock into which such number of shares of preferred stock were convertible.

	Issued and Outstanding	Share Conversion Ratio	Common Shares Issuable Upon Conversion	Liquidation Preference Per Share(1)
Series A Preferred Stock	7,250,885	2.43-to-1	2,983,903	$12.81
Series B Preferred Stock	6,301,290	2.43-to-1	2,593,123	$11.25
(1) Liquidation per share is based on accrued value per share of each preferred stock series.